Note 11 - Share Capital (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of detail information about warrants [text block]
	Number of warrants	Weighted average exercise price
Balance at June 30, 2019	14,886,996	1.53
Expired	(5,156,411)	2.60
Exercised	(163,025)	0.32
Cancelled	(15,000)	1.00
Issued	8,522,135	1.00
Balance at June 30, 2020	18,074,695	0.98
Expired	(141,317)	1.00
Exercised	(11,245,133)	0.93
Issued	3,125,625	1.20
Balance at June 30, 2021	9,813,870	1.13

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	2021	2020
Expected stock price volatility	114%	103%
Risk-free interest rate	0.56%	0.97%
Dividend yield	-	-
Expected life of options (in years)	4	3.17
Stock price on date of grant	$3.41	$0.80
Forfeiture rate	-	-

Disclosure of terms and conditions of share-based payment arrangement [text block]
	Number of options	Weighted average exercise price
Balance at June 30, 2019	8,747,681	$1.25
Options expired	(150,000)	1.03
Options cancelled	(300,000)	1.21
Options expired	(721,897)	2.10
Options granted	5,950,000	0.78
Balance at June 30, 2020	13,525,784	0.99
Options exercised	(1,375,000)	0.90
Options granted	1,600,000	3.40
Balance at June 30, 2021	13,750,784	$1.29

Disclosure of range of exercise prices of outstanding share options [text block]
	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Exercise	Number	Remaining	Exercise		Exercise
Price	of	Contractual Life	Price	Number	Price
$	Shares	(years)	$	Exercisable	$

1.05	1,250,000	0.67	1.05	1,250,000	1.05
0.96	2,340,000	0.96	0.96	2,340,000	0.96
1.02	360,784	0.11	1.02	360,784	1.02
2.10	500,000	1.65	2.10	500,000	2.10
1.40	1,900,000	2.18	1.40	1,900,000	1.40
1.00	500,000	0.75	1.00	750,000	1.00
0.75	150,000	2.30	0.75	150,000	0.75
0.76	4,450,000	1.69	0.76	4,450,000	0.76
0.75	600,000	1.84	0.75	600,000	0.75
0.81	100,000	1.87	0.81	100,000	0.81
3.39	1,200,000	4.56	3.39	1,200,000	3.39
3.43	400,000	2.79	3.43	100,000	3.43
	13,750,784	1.78	1.29	13,450,784	1.23